INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials and components	$ 2,140	$ 1,963
Work-in-progress	1,894	279
Finished products	14,367	16,530
Inventory, Total	$ 18,401	$ 18,772